Supplemental Guarantor Information - Schedule of Supplemental Condensed Consolidated Balance Sheet (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current assets
Property, plant and equipment	€ 15,761	€ 13,094	€ 12,690
Intangible assets	8,433	7,214	7,761
Investments accounted for using the equity method	1,163	1,248	1,299
Other financial assets	23	25
Other receivables	181	156
Derivative financial instruments	30	30
Deferred income tax assets	71	95
Total non-current assets	25,662	21,862
Current assets
Inventories	3,061	2,715
Trade and other receivables	4,074	3,630
Current income tax recoverable	15	165
Derivative financial instruments	15	34
Cash and cash equivalents	2,346	2,115
Assets held for sale		1,112
Total current assets	9,511	9,771
Total assets	35,173	31,633
EQUITY
Capital and reserves attributable to the Company's equity holders	16,029	14,491
Non-controlling interests	525	486
Total equity	16,554	14,977	14,443	€ 13,544
Non-current liabilities
Interest-bearing loans and borrowings	8,698	7,660
Derivative financial instruments	18	3
Deferred income tax liabilities	2,209	1,666
Other payables	472	226
Retirement benefit obligations	424	377
Provisions for liabilities	719	693	693	678
Total non-current liabilities	12,540	10,625
Current liabilities
Trade and other payables	4,609	4,534
Current income tax liabilities	443	458
Interest-bearing loans and borrowings	618	316
Derivative financial instruments	41	11
Provisions for liabilities	368	371	€ 371	€ 382
Liabilities associated with assets classified as held for sale		341
Total current liabilities	6,079	6,031
Total liabilities	18,619	16,656
Total equity and liabilities	35,173	31,633
Guarantor [member]
Non-current assets
Subsidiaries	14,892	8,658
Total non-current assets	14,892	8,658
Current assets
Advances to subsidiaries and parent undertakings	1,233	6,141
Cash and cash equivalents	411	401
Total current assets	1,644	6,542
Total assets	16,536	15,200
EQUITY
Capital and reserves attributable to the Company's equity holders	16,029	14,491
Total equity	16,029	14,491
Current liabilities
Trade and other payables		3
Advances from subsidiary and parent undertakings	507	704
Interest-bearing loans and borrowings		2
Total current liabilities	507	709
Total liabilities	507	709
Total equity and liabilities	16,536	15,200
CRH America, Inc [member]
Non-current assets
Subsidiaries	572	458
Advances to subsidiaries and parent undertakings	3,550	3,627
Total non-current assets	4,122	4,085
Current assets
Trade and other receivables		4
Derivative financial instruments		4
Total current assets		8
Total assets	4,122	4,093
EQUITY
Capital and reserves attributable to the Company's equity holders	1,950	1,797
Total equity	1,950	1,797
Non-current liabilities
Interest-bearing loans and borrowings	2,098	2,020
Derivative financial instruments	16	3
Total non-current liabilities	2,114	2,023
Current liabilities
Trade and other payables	21	29
Interest-bearing loans and borrowings	37	244
Total current liabilities	58	273
Total liabilities	2,172	2,296
Total equity and liabilities	4,122	4,093
Non-Guarantor subsidiaries [member]
Non-current assets
Property, plant and equipment	15,761	13,094
Intangible assets	8,433	7,214
Subsidiaries	1,682	1,682
Investments accounted for using the equity method	1,163	1,248
Other financial assets	23	25
Other receivables	181	156
Derivative financial instruments	30	30
Deferred income tax assets	71	95
Total non-current assets	27,344	23,544
Current assets
Inventories	3,061	2,715
Trade and other receivables	4,074	3,626
Advances to subsidiaries and parent undertakings	507	704
Current income tax recoverable	15	165
Derivative financial instruments	15	30
Cash and cash equivalents	1,935	1,714
Assets held for sale		1,112
Total current assets	9,607	10,066
Total assets	36,951	33,610
EQUITY
Capital and reserves attributable to the Company's equity holders	15,196	9,001
Non-controlling interests	525	486
Total equity	15,721	9,487
Non-current liabilities
Interest-bearing loans and borrowings	6,600	5,640
Derivative financial instruments	2
Deferred income tax liabilities	2,209	1,666
Other payables	472	226
Advances from subsidiary and parent undertakings	3,550	3,627
Retirement benefit obligations	424	377
Provisions for liabilities	719	693
Total non-current liabilities	13,976	12,229
Current liabilities
Trade and other payables	4,588	4,502
Advances from subsidiary and parent undertakings	1,233	6,141
Current income tax liabilities	443	458
Interest-bearing loans and borrowings	581	70
Derivative financial instruments	41	11
Provisions for liabilities	368	371
Liabilities associated with assets classified as held for sale		341
Total current liabilities	7,254	11,894
Total liabilities	21,230	24,123
Total equity and liabilities	36,951	33,610
Eliminate and reclassify [member]
Non-current assets
Subsidiaries	(17,146)	(10,798)
Advances to subsidiaries and parent undertakings	(3,550)	(3,627)
Total non-current assets	(20,696)	(14,425)
Current assets
Advances to subsidiaries and parent undertakings	(1,740)	(6,845)
Total current assets	(1,740)	(6,845)
Total assets	(22,436)	(21,270)
EQUITY
Capital and reserves attributable to the Company's equity holders	(17,146)	(10,798)
Total equity	(17,146)	(10,798)
Non-current liabilities
Advances from subsidiary and parent undertakings	(3,550)	(3,627)
Total non-current liabilities	(3,550)	(3,627)
Current liabilities
Advances from subsidiary and parent undertakings	(1,740)	(6,845)
Total current liabilities	(1,740)	(6,845)
Total liabilities	(5,290)	(10,472)
Total equity and liabilities	(22,436)	(21,270)
CRH and subsidiaries [member]
Non-current assets
Property, plant and equipment	15,761	13,094
Intangible assets	8,433	7,214
Investments accounted for using the equity method	1,163	1,248
Other financial assets	23	25
Other receivables	181	156
Derivative financial instruments	30	30
Deferred income tax assets	71	95
Total non-current assets	25,662	21,862
Current assets
Inventories	3,061	2,715
Trade and other receivables	4,074	3,630
Current income tax recoverable	15	165
Derivative financial instruments	15	34
Cash and cash equivalents	2,346	2,115
Assets held for sale		1,112
Total current assets	9,511	9,771
Total assets	35,173	31,633
EQUITY
Capital and reserves attributable to the Company's equity holders	16,029	14,491
Non-controlling interests	525	486
Total equity	16,554	14,977
Non-current liabilities
Interest-bearing loans and borrowings	8,698	7,660
Derivative financial instruments	18	3
Deferred income tax liabilities	2,209	1,666
Other payables	472	226
Retirement benefit obligations	424	377
Provisions for liabilities	719	693
Total non-current liabilities	12,540	10,625
Current liabilities
Trade and other payables	4,609	4,534
Current income tax liabilities	443	458
Interest-bearing loans and borrowings	618	316
Derivative financial instruments	41	11
Provisions for liabilities	368	371
Liabilities associated with assets classified as held for sale		341
Total current liabilities	6,079	6,031
Total liabilities	18,619	16,656
Total equity and liabilities	€ 35,173	€ 31,633